Fair value of financial instruments - Unrealised gains and losses recognised in the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 3,467	£ 4,225
Other income	35	8
Other compre-hensive income	(1,631)	3,723
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Net trading income	(398)	181
Other income	35	(27)
Other compre-hensive income	0	(2)
Total	(363)	152
Significant unobservable inputs (Level 3) | Investment properties
Disclosure of detailed information about financial instruments [line items]
Net trading income	0	0
Other income	0	(2)
Other compre-hensive income	0	0
Total	0	(2)
Significant unobservable inputs (Level 3) | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Net trading income	(367)	248
Other income	0	0
Other compre-hensive income	0	0
Total	(367)	248
Trading portfolio liabilities | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Net trading income	(6)	0
Other income	0	0
Other compre-hensive income	0	0
Total	(6)	0
Financial liabilities designated at fair value | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Net trading income	7	(16)
Other income	0	(1)
Other compre-hensive income	0	0
Total	7	(17)
Trading portfolio assets | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Net trading income	35	(177)
Other income	0	0
Other compre-hensive income	0	0
Total	35	(177)
Financial assets at fair value through the income statement | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Net trading income	(67)	126
Other income	35	(24)
Other compre-hensive income	0	0
Total	(32)	102
Financial assets at fair value through other comprehensive income | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Net trading income	0	0
Other income	0	0
Other compre-hensive income	0	(2)
Total	£ 0	£ (2)